Exhibit 99
Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	December 2015
Payment Date	1/15/2016
Transaction Month	8
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,941,398,111.43	84,593	55.5 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$440,000,000.00	0.35000%	June 15, 2016
Class A-2a Notes	$325,000,000.00	0.720%	March 15, 2018
Class A-2b Notes	$265,000,000.00	0.561%	March 15, 2018
Class A-3 Notes	$587,800,000.00	1.160%	November 15, 2019
Class A-4 Notes	$132,590,000.00	1.580%	August 15, 2020
Class B Notes	$55,270,000.00	2.040%	October 15, 2020
Class C Notes	$36,850,000.00	2.210%	January 15, 2021
Class D Notes	$36,850,000.00	2.710%	November 15, 2021
Total	$1,879,360,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,424,612.15

Principal:
Principal Collections	$33,967,826.53
Prepayments in Full	$19,653,554.28
Liquidation Proceeds	$418,738.80
Recoveries	$37,675.80
Sub Total	$54,077,795.41
Collections	$58,502,407.56

Purchase Amounts:
Purchase Amounts Related to Principal	$266,108.90
Purchase Amounts Related to Interest	$2,224.02
Sub Total	$268,332.92

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$58,770,740.48

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	December 2015
Payment Date	1/15/2016
Transaction Month	8
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$58,770,740.48
Servicing Fee	$1,209,630.01	$1,209,630.01	$0.00	$0.00	$57,561,110.47
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$57,561,110.47
Interest - Class A-2a Notes	$173,205.47	$173,205.47	$0.00	$0.00	$57,387,905.00
Interest - Class A-2b Notes	$113,607.68	$113,607.68	$0.00	$0.00	$57,274,297.32
Interest - Class A-3 Notes	$568,206.67	$568,206.67	$0.00	$0.00	$56,706,090.65
Interest - Class A-4 Notes	$174,576.83	$174,576.83	$0.00	$0.00	$56,531,513.82
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$56,531,513.82
Interest - Class B Notes	$93,959.00	$93,959.00	$0.00	$0.00	$56,437,554.82
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$56,437,554.82
Interest - Class C Notes	$67,865.42	$67,865.42	$0.00	$0.00	$56,369,689.40
Third Priority Principal Payment	$12,986,390.05	$12,986,390.05	$0.00	$0.00	$43,383,299.35
Interest- Class D Notes	$83,219.58	$83,219.58	$0.00	$0.00	$43,300,079.77
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$43,300,079.77
Regular Principal Payment	$48,095,112.23	$43,300,079.77	$0.00	$0.00	$0.00
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$58,770,740.48

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$12,986,390.05
Regular Principal Payment					$43,300,079.77
Total					$56,286,469.82
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$31,005,258.80	$95.40	$173,205.47	$0.53	$31,178,464.27	$95.93
Class A-2b Notes	$25,281,211.02	$95.40	$113,607.68	$0.43	$25,394,818.70	$95.83
Class A-3 Notes	$0.00	$0.00	$568,206.67	$0.97	$568,206.67	$0.97
Class A-4 Notes	$0.00	$0.00	$174,576.83	$1.32	$174,576.83	$1.32
Class B Notes	$0.00	$0.00	$93,959.00	$1.70	$93,959.00	$1.70
Class C Notes	$0.00	$0.00	$67,865.42	$1.84	$67,865.42	$1.84
Class D Notes	$0.00	$0.00	$83,219.58	$2.26	$83,219.58	$2.26
Total	$56,286,469.82	$29.95	$1,274,640.65	$0.68	$57,561,110.47	$30.63

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	December 2015
Payment Date	1/15/2016
Transaction Month	8

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$288,675,789.09	0.8882332	$257,670,530.29	0.7928324
Class A-2b Notes	$235,381,797.26	0.8882332	$210,100,586.24	0.7928324
Class A-3 Notes	$587,800,000.00	1.0000000	$587,800,000.00	1.0000000
Class A-4 Notes	$132,590,000.00	1.0000000	$132,590,000.00	1.0000000
Class B Notes	$55,270,000.00	1.0000000	$55,270,000.00	1.0000000
Class C Notes	$36,850,000.00	1.0000000	$36,850,000.00	1.0000000
Class D Notes	$36,850,000.00	1.0000000	$36,850,000.00	1.0000000
Total	$1,373,417,586.35	0.7307900	$1,317,131,116.53	0.7008402

Pool Information
Weighted Average APR	3.630%	3.618%
Weighted Average Remaining Term	49.49	48.67
Number of Receivables Outstanding	70,125	68,578
Pool Balance	$1,451,556,017.87	$1,396,806,852.89
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,375,345,183.66	$1,323,581,196.30
Pool Factor	0.7476859	0.7194850

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$9,706,990.56
Targeted Credit Enhancement Amount	$20,952,102.79
Yield Supplement Overcollateralization Amount	$73,225,656.59
Targeted Overcollateralization Amount	$84,470,768.82
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$79,675,736.36

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$9,706,990.56
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$9,706,990.56
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$9,706,990.56

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	December 2015
Payment Date	1/15/2016
Transaction Month	8
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		184	$442,936.47
(Recoveries)		20	$37,675.80
Net Loss for Current Collection Period			$405,260.67
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3350%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.2776%
Second Prior Collection Period			0.3402%
Prior Collection Period			0.3534%
Current Collection Period			0.3415%
Four Month Average (Current and Prior Three Collection Periods)			0.3282%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,494	$2,383,147.60
(Cumulative Recoveries)			$82,970.13
Cumulative Net Loss for All Collection Periods			$2,300,177.47
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.1185%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,595.15
Average Net Loss for Receivables that have experienced a Realized Loss			$1,539.61

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.01%	622	$14,089,599.77
61-90 Days Delinquent	0.14%	80	$1,925,017.30
91-120 Days Delinquent	0.02%	9	$252,314.64
Over 120 Days Delinquent	0.01%	5	$110,910.40
Total Delinquent Receivables	1.17%	716	$16,377,842.11

Repossession Inventory:
Repossessed in the Current Collection Period		31	$926,796.98
Total Repossessed Inventory		55	$1,568,048.56

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0853%
Prior Collection Period			0.1355%
Current Collection Period			0.1371%
Three Month Average			0.1193%

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	December 2015
Payment Date	1/15/2016
Transaction Month	8

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer